UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2012

1.800343.108

MFS-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.1%
	Principal Amount	Value
Colorado - 0.2%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MT 741, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (b)(f)	$ 13,300,000	$ 13,300,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.49% 5/7/12, VRDN (b)	4,300,000	4,300,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.35% 5/7/12, LOC Comerica Bank, VRDN (b)(e)	4,420,000	4,420,000
Maine - 0.2%
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 0.6% 5/7/12, LOC Bank of America NA, VRDN (b)(e)	9,000,000	9,000,000
Massachusetts - 62.4%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.39% 5/7/12, LOC Bank of America NA, VRDN (b)(e)	2,555,000	2,555,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.2% 5/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	14,300,000	14,300,000
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.24% 5/7/12, LOC Fannie Mae, VRDN (b)(e)	13,695,000	13,695,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	100,175,000	100,175,000
Series PT 4368, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,985,000	4,985,000
Series ROC II R 11933, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,000,000	2,000,000
Series 2008 A1, 0.23% 5/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	98,000,000	98,000,000
Series 2008 A2, 0.23% 5/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	85,265,000	85,265,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.25% 5/7/12, LOC Citibank NA, VRDN (b)	47,675,000	47,675,000
Series 2010 A2, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (b)	95,565,000	95,565,000
Series 2010 A3, 0.25% 5/7/12, LOC Bank of America NA, VRDN (b)	72,000,000	72,000,000
Series 2010 A6, 0.25% 5/7/12, LOC Bank of America NA, VRDN (b)	90,990,000	90,990,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.95% 5/7/12, LOC Bank of America NA, VRDN (b)(e)	$ 2,000,000	$ 2,000,000
(Monkiewicz Realty Trust Proj.) 1% 5/7/12, LOC Bank of America NA, VRDN (b)(e)	3,240,000	3,240,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.28% 5/7/12, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.29% 5/7/12, LOC Fannie Mae, VRDN (b)(e)	38,000,000	38,000,000
(Casco Crossing Proj.) 0.28% 5/7/12, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.25% 5/7/12, LOC Fannie Mae, VRDN (b)(e)	18,550,000	18,550,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.26% 5/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	15,000,000	15,000,000
(Tammy Brook Apts. Proj.) Series 2009, 0.26% 5/7/12, LOC Freddie Mac, VRDN (b)	6,500,000	6,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.25% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	4,575,000	4,575,000
(Berkshire School Proj.) Series 2001, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,045,000	10,045,000
(Boston Univ. Proj.):
Series U-5A, 0.23% 5/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	22,325,000	22,325,000
Series U-5B, 0.19% 5/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	26,200,000	26,200,000
Series U-6E, 0.21% 5/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	13,670,000	13,670,000
Series U1, 0.17% 5/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	5,530,000	5,530,000
Series U3, 0.17% 5/7/12, LOC Northern Trust Co., VRDN (b)	21,315,000	21,315,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.25% 5/7/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,510,000	14,510,000
(Children's Museum Proj.) Series 2006, 0.25% 5/1/12, LOC RBS Citizens NA, VRDN (b)	10,300,000	10,300,000
(Clark Univ. Proj.) 0.25% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	33,295,000	33,295,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	1,655,000	1,655,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.37% 5/7/12, LOC Bank of America NA, VRDN (b)	$ 13,590,000	$ 13,590,000
(Fay School Proj.) Series 2008, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	5,850,000	5,850,000
(Fessenden School Proj.) Series 2001, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	11,770,000	11,770,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.27% 5/7/12, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,540,000	2,540,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.24% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	4,615,000	4,615,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.36% 5/7/12, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
(ISO New England, Inc. Proj.) Series 2005, 0.22% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	10,000,000	10,000,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.32% 5/7/12, LOC Bank of America NA, VRDN (b)	10,170,000	10,170,000
(Lasell Village Proj.) Series 2007, 0.39% 5/7/12, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.27% 5/7/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,000,000	5,000,000
(Olin College Proj.):
Series 2008 C2, 0.25% 5/1/12, LOC RBS Citizens NA, VRDN (b)	19,600,000	19,600,000
Series 2008 C3, 0.25% 5/1/12, LOC RBS Citizens NA, VRDN (b)	38,365,000	38,365,000
(Saint Mark's School Proj.) Series 2004, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,785,000	9,785,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	5,265,000	5,265,000
(Seven Hills Foundation Proj.) Series 2008 A, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
(Smith College Proj.):
Series 2001, 0.22% 5/7/12, VRDN (b)	1,968,000	1,968,000
Series 2002, 0.22% 5/7/12, VRDN (b)	1,921,000	1,921,000
Series 2007, 0.33% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	51,560,000	51,560,000
(Wilber School Apts. Proj.) Series 2008 A, 0.25% 5/7/12, LOC Bank of America NA, VRDN (b)	7,000,000	7,000,000
(Williston Northampton School Proj.) Series 2010, 0.34% 5/7/12, LOC Bank of America NA, VRDN (b)	6,060,000	6,060,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.22% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	18,840,000	18,840,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Participating VRDN:
Series Putters 3840, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,000,000	$ 5,000,000
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series ROC II R 11999X, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	1,500,000	1,500,000
Series WF 10 56C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	19,905,000	19,905,000
Series 2006, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	8,000,000	8,000,000
Series 2007 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	13,335,000	13,335,000
Series 2011 A, 0.24% 5/7/12, LOC RBS Citizens NA, VRDN (b)	13,050,000	13,050,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 0.22% 5/1/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	24,800,000	24,800,000
Participating VRDN:
Series Clipper 07 06, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	13,325,000	13,325,000
Series EGL 07 0124, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	34,300,000	34,300,000
Series Merlots 2008-C54, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	13,100,000	13,100,000
Series MT 723, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,400,000	6,400,000
Series MT 725, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (b)(f)	20,500,000	20,500,000
Series Putters 2022, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 3699, 0.26% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,320,000	8,320,000
Series Putters 3896, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 C, 0.23% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	$ 177,990,000	$ 177,990,000
Series 2006 B, 0.3% 5/1/12 (Liquidity Facility Bank of America NA), VRDN (b)	41,890,000	41,890,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Bentley College Proj.) Series K, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,400,000	10,400,000
(Boston Univ. Proj.) Series H, 0.19% 5/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	21,220,000	21,220,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.19% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	10,650,000	10,650,000
Series 2010 N2, 0.2% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	59,400,000	59,400,000
Series 2010 N3, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	32,900,000	32,900,000
Series 2010 N4, 0.26% 5/1/12, LOC JPMorgan Chase Bank, VRDN (b)	39,955,000	39,955,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	13,790,000	13,790,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	23,500,000	23,500,000
Series 2008 L2, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	2,105,000	2,105,000
(Endicott College Proj.):
Series 2004 D, 0.32% 5/7/12, LOC Bank of America NA, VRDN (b)	23,065,000	23,065,000
Series 2007 E, 0.32% 5/7/12, LOC Bank of America NA, VRDN (b)	12,550,000	12,550,000
(Fairview Extended Care Proj.) Series B, 0.34% 5/7/12, LOC Bank of America NA, VRDN (b)	26,580,000	26,580,000
(Harvard Univ. Proj.) Series R, 0.22% 5/1/12, VRDN (b)	2,595,000	2,595,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	2,700,000	2,700,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.25% 5/1/12, LOC TD Banknorth, NA, VRDN (b)	6,370,000	6,370,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	37,600,000	37,600,000
Series 2006 H, 0.34% 5/7/12, LOC Bank of America NA, VRDN (b)	23,000,000	23,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.22% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	$ 30,725,000	$ 30,725,000
Series D5, 0.23% 5/1/12, VRDN (b)	6,935,000	6,935,000
Series D6, 0.23% 5/1/12, VRDN (b)	10,930,000	10,930,000
(Peabody Essex Museum Proj.) Series 2002, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	15,025,000	15,025,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.3% 5/7/12, LOC Bank of America NA, VRDN (b)	2,750,000	2,750,000
(Stonehill College Proj.) Series 2008 K, 0.29% 5/1/12, LOC Bank of America NA, VRDN (b)	6,140,000	6,140,000
(Wellesley College Proj.):
Series B, 0.23% 5/7/12, VRDN (b)	4,400,000	4,400,000
Series I, 0.23% 5/1/12, VRDN (b)	2,240,000	2,240,000
(Williams College Proj.):
Series I, 0.21% 5/7/12, VRDN (b)	19,900,000	19,900,000
Series J, 0.19% 5/7/12, VRDN (b)	29,361,000	29,361,000
(Winchester Hosp. Proj.) Series 2004 F, 0.36% 5/7/12, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Participating VRDN:
Series BA 08 1056, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (b)(f)	3,290,000	3,290,000
Series BA 08 3320, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (b)(f)	3,810,000	3,810,000
Series BBT 08 54, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,530,000	12,530,000
Series BBT 08 56, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,395,000	15,395,000
Series BC 10 15W, 0.23% 5/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,500,000	6,500,000
Series BC 10 20W, 0.23% 5/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,785,000	8,785,000
Series Clipper 07 08, 0.25% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,250,000	11,250,000
Series Putters 3104, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	26,660,000	26,660,000
Series Putters 3530, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series Putters 3531, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3548, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 9,925,000	$ 9,925,000
Series Putters 3650, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series ROC II R 11824, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,665,000	2,665,000
Series ROC II R 11913, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,985,000	2,985,000
Series 2009 O-1, 0.22% 5/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	49,980,000	49,980,000
Massachusetts Health & Educational Facilities Auth. Rev. (Mount Ida College Proj.) Series 2007 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	20,150,000	20,150,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.26% 5/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	28,115,000	28,115,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.26% 5/7/12, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	6,950,000	6,950,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.7% 5/7/12, LOC Bank of America NA, VRDN (b)(e)	800,000	800,000
(BBB Esq. LLC Proj.) Series 1996, 1.7% 5/7/12, LOC Bank of America NA, VRDN (b)(e)	1,700,000	1,700,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.62% 5/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	560,000	560,000
(Brady Enterprises Proj.) Series 1996, 1.7% 5/7/12, LOC Bank of America NA, VRDN (b)(e)	1,050,000	1,050,000
(Decas Cranberry Proj.) Series 1997, 0.45% 5/7/12, LOC TD Banknorth, NA, VRDN (b)(e)	2,250,000	2,250,000
(United Plastics Proj.) Series 1997, 1.02% 5/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,145,000	1,145,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.24% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,140,000	14,140,000
Series 2008 A, 0.24% 5/7/12, LOC Bank of America NA, VRDN (b)	11,700,000	11,700,000
Series 2010 D, 0.32% 5/7/12, LOC Bank of America NA, VRDN (b)(e)	90,305,000	90,305,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.27% 5/7/12, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	$ 37,100,000	$ 37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.27% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Series BA 08 1082, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (b)(f)	7,620,000	7,620,000
Series BA 08 3307, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series BC 11 113B, 0.24% 5/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,715,000	1,715,000
Series EGL 07 0031, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	47,600,000	47,600,000
Series EGL 07 0032, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 07 0067, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	46,095,000	46,095,000
Series MS 3228X, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 2479Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,340,000	2,340,000
Series Putters 3691, 0.26% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100,000	2,100,000
Series Putters 3990, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4030, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,070,000	3,070,000
Series ROC II R 12254, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	14,000,000	14,000,000
Series Solar 05 03, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,180,000	20,180,000
Series WF 11 124C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	12,000,000	12,000,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,370,000	15,370,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Clipper 06 11, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 23,900,000	$ 23,900,000
Series PT 4644, 0.45% 5/7/12 (Liquidity Facility Deutsche Postbank AG) (b)(f)	13,600,000	13,600,000
Series Putters 3159, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,300,000	4,300,000
Series EGL 7050011 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	10,990,000	10,990,000
Series Putters 2848, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,075,000	19,075,000
Series ROC II R 11914, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	1,755,000	1,755,000
Series ROC II R 11968, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,185,000	2,185,000
Series Solar 06 86, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,885,000	21,885,000
Series WF 09 67C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,400,000	15,400,000
Series 2002 C, 0.27% 5/1/12, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,650,000	3,650,000
Series 2008 B, 0.32% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	66,630,000	66,630,000
Series 2008 E, 0.24% 5/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	26,470,000	26,470,000
Series 2008 F, 0.18% 5/7/12 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	22,700,000	22,700,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 32, 0.23% 5/7/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	53,700,000	53,700,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.29% 5/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)	141,320,000	141,320,000
		3,328,545,000
Michigan - 0.9%
Michigan Fin. Auth. Rev. Series 2011 L, 0.27% 5/7/12, LOC Citibank NA, VRDN (b)	49,000,000	49,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.38% 5/7/12, VRDN (b)	$ 4,000,000	$ 4,000,000

Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.21% 5/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	64,165,000	64,165,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.25% 5/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	34,110,000	34,110,000
		98,275,000
Texas - 0.3%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.44% 5/7/12 (Total SA Guaranteed), VRDN (b)	5,000,000	5,000,000
Series 2012, 0.44% 5/7/12 (Total SA Guaranteed), VRDN (b)	10,000,000	10,000,000
		15,000,000
TOTAL VARIABLE RATE DEMAND NOTE		3,525,840,000
Other Municipal Debt - 20.6%

Massachusetts - 20.6%
Andover Gen. Oblig. BAN 1.5% 12/20/12	2,000,000	2,015,222
Belmont Gen. Oblig. BAN 1.5% 4/25/13	14,000,000	14,181,295
Billerica Gen. Oblig. BAN:
1.5% 5/18/12	5,900,000	5,902,780
1.5% 8/10/12	10,000,000	10,032,159
Boston Gen. Oblig. Bonds:
Series 2011 A, 4% 4/1/13	5,620,000	5,816,649
Series 2012 A, 2% 4/1/13	8,060,000	8,194,412
Series 2012 B, 2% 2/1/13	11,495,000	11,651,967
Burlington Gen. Oblig. BAN 1.5% 7/27/12	13,326,000	13,364,835
Cambridge Gen. Oblig. Bonds:
Series 2007 B, 5% 2/1/13	1,000,000	1,036,060
Series 2012, 2% 2/15/13	3,825,000	3,879,752
Carlisle Gen. Oblig. BAN 1.25% 11/16/12	13,436,000	13,509,529
Chatham Gen. Oblig. BAN:
1.25% 6/29/12	11,977,000	11,997,060
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Chatham Gen. Oblig. BAN: - continued
1.5% 6/29/12	$ 34,700,000	$ 34,770,281
Chicopee Gen. Oblig. BAN 2% 11/29/12	5,000,000	5,045,254
Concord & Carlisle Reg'l. School District BAN 1.5% 12/14/12	5,000,000	5,040,367
Concord Gen. Oblig. BAN 1.5% 5/31/12	2,675,000	2,677,767
Duxbury Gen. Oblig. BAN:
1% 9/14/12	14,383,000	14,428,568
1.5% 6/28/12	2,665,000	2,669,624
Fitchburg Gen. Oblig. Bonds 2% 12/1/12	1,270,000	1,281,839
Framingham Gen. Oblig. Bonds 2% 6/15/12	3,697,000	3,704,753
Lexington Gen. Oblig. Bonds Series 2012, 5% 2/15/13	1,118,000	1,160,451
Marblehead Gen. Oblig. BAN 1.5% 8/10/12	6,596,000	6,618,310
Marlborough Gen. Oblig. BAN 1.5% 6/20/12	4,350,000	4,357,105
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series C, 5% 7/1/12	1,600,000	1,612,679
Massachusetts Dev. Fin. Agcy. Series 2001, 0.19% 8/2/12, LOC TD Banknorth, NA, CP	8,451,000	8,451,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 5/2/12, CP mode (e)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series R1, 5% 7/1/12	2,000,000	2,016,146
Series 2001, 0.14% 8/9/12, LOC JPMorgan Chase Bank, CP	9,950,000	9,950,000
Massachusetts Fed. Hwy. Bonds Series 2011 B, 0% 6/15/12 (Escrowed to Maturity)	1,000,000	999,692
Massachusetts Gen. Oblig.:
Bonds:
Series 1995 A, 5% 7/1/12	1,395,000	1,406,126
Series 2001 D, 5.5% 11/1/12	6,650,000	6,826,783
Series 2002 C, 5.5% 11/1/12	2,000,000	2,052,604
Series 2002 E, 5.5% 1/1/13	1,000,000	1,035,405
Series 2006 A, 5% 7/1/12	2,005,000	2,020,895
Series 2007 A, 5% 5/1/12	1,500,000	1,500,000
Series 2007 B:
4% 11/1/12	1,000,000	1,019,254
5% 11/1/12	1,035,000	1,059,575
Series 2009 B, 3% 7/1/12	2,150,000	2,159,766
Series 2011 B:
3% 8/1/12	2,500,000	2,517,799
4% 10/1/12	39,925,000	40,556,545
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2012 A:
0.22% 9/1/12 (b)	$ 51,700,000	$ 51,694,771
0.23% 2/1/13 (b)	35,000,000	35,000,000
RAN Series 2011 B, 2% 5/31/12	134,700,000	134,903,910
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Massachusetts Institute of Technology Proj.) Series K, 5.25% 7/1/12	1,000,000	1,008,425
(Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.13% tender 6/14/12, CP mode	20,000,000	20,000,000
0.14% tender 8/9/12, CP mode	8,000,000	8,000,000
Series 2008 H2:
0.11% tender 5/2/12, CP mode	19,790,000	19,790,000
0.12% tender 6/6/12, CP mode	14,040,000	14,040,000
0.13% tender 6/5/12, CP mode	19,790,000	19,790,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.13% tender 8/9/12, CP mode	2,660,000	2,660,000
0.14% tender 5/10/12, CP mode	15,100,000	15,100,000
Series 2008 H2, 0.14% tender 7/16/12, CP mode	7,020,000	7,020,000
Series 2008 H1, 0.14% tender 7/11/12, CP mode	12,500,000	12,500,000
Series EE:
0.11% 5/1/12, CP	50,000,000	50,000,000
0.11% 5/1/12, CP	41,254,000	41,254,000
0.11% 5/4/12, CP	37,672,000	37,672,000
0.11% 5/9/12, CP	41,253,000	41,253,000
0.12% 6/11/12, CP	16,100,000	16,100,000
0.13% 7/19/12, CP	19,000,000	19,000,000
0.13% 8/6/12, CP	16,381,000	16,381,000
0.15% 5/18/12, CP	8,500,000	8,500,000
0.15% 7/9/12, CP	7,750,000	7,750,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 5/17/12, CP mode	8,360,000	8,360,000
0.4% tender 5/17/12, CP mode	500,000	500,000
Series 1993 A, 0.4% tender 5/2/12, CP mode	200,000	200,000
Series 1993 B, 0.5% tender 5/23/12, CP mode	1,920,000	1,920,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds:
(Nuclear #4 Proj.) Series 2012 A, 4% 7/1/12	$ 5,015,000	$ 5,045,806
(Nuclear #5 Proj.) Series 2012 A, 4% 7/1/12	1,450,000	1,458,907
(Nuclear #6 Proj.) Series 2012 A, 4% 7/1/12	10,045,000	10,106,704
(Nuclear Mix #1 Proj.) Series 2012 A, 4% 7/1/12	3,555,000	3,576,837
Massachusetts Port Auth. Rev.:
Bonds Series 2010 C, 3% 7/1/12 (e)	500,000	501,989
Series 2003 A:
0.13% 5/4/12, LOC Bank of New York, New York, CP	5,000,000	5,000,000
0.14% 5/9/12, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B:
0.15% 5/1/12, LOC Bank of New York, New York, CP (e)	14,000,000	14,000,000
0.16% 5/8/12, LOC Bank of New York, New York, CP (e)	10,000,000	10,000,000
0.16% 5/9/12, LOC Bank of New York, New York, CP (e)	15,000,000	15,000,000
0.16% 5/15/12, LOC Bank of New York, New York, CP (e)	15,000,000	15,000,000
0.19% 5/4/12, LOC Bank of New York, New York, CP (e)	15,000,000	15,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2005 A, 5% 8/15/12	3,300,000	3,346,507
Massachusetts Spl. Oblig. Rev. Bonds Series 2010 A:
3% 12/15/12	1,700,000	1,729,869
4% 12/15/12	4,720,000	4,830,140
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.45% tender 5/3/12, CP mode (e)	12,200,000	12,200,000
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 14, 5% 8/1/12	7,800,000	7,893,224
Series 15 A, 5% 8/1/12	1,000,000	1,012,001
Series 2002 A, 5% 8/1/12 (Pre-Refunded to 8/1/12 @ 100)	1,000,000	1,012,001
Series 2009 A, 5% 8/1/12	1,500,000	1,518,179
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999, 0.16% 8/15/12, LOC State Street Bank & Trust Co., Boston, CP	18,000,000	18,000,000
Melrose Gen. Oblig. BAN 1.5% 11/15/12	12,125,000	12,206,058
Middleton Gen. Oblig. BAN 1.5% 8/17/12	12,600,000	12,646,771
Millis Gen. Oblig. BAN 2% 2/22/13	5,118,038	5,187,538
Nantucket Gen. Oblig. BAN 1% 6/8/12	8,289,000	8,296,350
Needham Gen. Oblig. BAN 1.5% 6/15/12	5,762,000	5,770,975
Plymouth Gen. Oblig. BAN 1.5% 5/8/13 (a)	18,708,600	18,952,934
Shrewsbury Gen. Oblig. BAN 1.5% 7/13/12	3,625,000	3,633,353
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Stow Gen. Oblig. BAN 1.5% 9/28/12	$ 6,700,000	$ 6,733,380
Westfield Gen. Oblig. BAN Series 2012 A, 1.25% 4/12/13	12,220,000	12,315,715
TOTAL OTHER MUNICIPAL DEBT		1,099,492,652
Investment Company - 13.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.27% (c)(d)	701,705,000	701,705,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,327,037,652)		5,327,037,652
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,254,556
NET ASSETS - 100%		$ 5,338,292,208
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 323,394
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2012, the cost of investment securities for income tax purposes was $5,327,037,652.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2012

1.800349.108

MFL-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,748,467
Series 2008:
5.375% 10/1/14	1,150,000	1,212,215
5.875% 10/1/18	1,900,000	2,125,834
		6,086,516
Massachusetts - 94.1%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,440,751
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,412,871
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,484,700
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,567,133
Series 2012 A, 5% 4/1/21	8,130,000	10,278,271
Series A, 5% 1/1/17	480,000	532,435
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Pre-Refunded to 8/1/12 @ 100)	9,705,000	9,819,519
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	7,990,000	8,084,282
5% 8/1/18 (Pre-Refunded to 8/1/12 @ 100)	6,200,000	6,273,160
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	2,026,754
5% 11/1/26	1,500,000	1,742,400
5% 11/1/28	2,195,000	2,537,508
Sr. Series A:
5.25% 11/1/19	10,325,000	12,066,208
5.75% 11/1/13	730,000	765,661
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	6,082,000
5% 5/15/24	5,050,000	6,094,542
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,498,054
5% 6/15/19 (FSA Insured)	1,535,000	1,558,992
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,118,150
5% 4/1/16 (FSA Insured)	1,000,000	1,150,960
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,094,528
5% 1/1/24	340,000	426,139
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,465,170
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Dracut Gen. Oblig.: - continued
5% 5/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,040,110
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,331,999
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,079,370
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,426,051
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,591,580
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,462,943
Lynn Gen. Oblig.:
5% 12/1/13	2,780,000	2,964,953
5% 12/1/14	3,560,000	3,905,213
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,039,740
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,232,963
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,681,540
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,360,938
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	670,000	789,153
7% 3/1/21 (FGIC Insured)	2,805,000	3,302,046
Series 1992 B, 6.2% 3/1/16	27,525,000	30,474,579
7% 3/1/21	725,000	943,211
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2005 A, 5% 7/1/22	3,385,000	3,808,633
Series 2008 A, 5.25% 7/1/34	24,750,000	28,339,493
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,564,169
5.25% 7/1/21	4,000,000	5,079,320
5.25% 7/1/23	3,950,000	5,055,289
Series 2004 B:
5.25% 7/1/17	2,680,000	3,253,011
5.25% 7/1/21	12,670,000	16,088,746
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2004 C, 5.5% 7/1/18	$ 3,115,000	$ 3,903,936
Series 2005 A, 5% 7/1/24	7,000,000	8,791,650
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,176,520
Series 2006 A:
5.25% 7/1/29	3,005,000	3,827,288
5.25% 7/1/32	6,745,000	8,566,352
Series 2006 B, 5.25% 7/1/21	8,405,000	10,672,921
Series 2006 C:
5% 7/1/22	9,900,000	11,764,863
5% 7/1/23	10,000,000	11,819,600
Series 2010 B:
5% 7/1/26	1,000,000	1,175,420
5% 7/1/27	865,000	1,011,886
5% 7/1/28	1,000,000	1,166,620
5% 7/1/30	1,000,000	1,151,600
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,595,235
5% 1/1/17	1,250,000	1,402,438
5% 1/1/18	1,920,000	2,127,206
5% 1/1/19	2,225,000	2,437,421
5% 1/1/20	3,000,000	3,255,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,351,944
5% 1/1/25	13,340,000	15,007,633
5% 1/1/26	4,210,000	4,693,855
5% 1/1/27	7,000,000	7,754,460
5% 1/1/30	5,000,000	5,628,700
5% 1/1/35	4,230,000	4,679,903
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (a)(b)	2,000,000	2,028,740
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,300,268
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,909,975
5% 7/1/21	3,090,000	3,571,886
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	$ 10,000,000	$ 10,286,600
Series U4, 5.7% 10/1/40	3,100,000	3,420,354
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,161,753
5% 10/1/24	1,210,000	1,341,225
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,597,298
5.25% 12/1/25	820,000	871,529
5.625% 12/1/30	1,000,000	1,060,980
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,702,185
Series 2008 B, 5% 9/1/22	1,100,000	1,279,564
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,752,335
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,777,420
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,685,000	1,685,691
5.5% 10/1/28	5,660,000	5,395,169
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	8,500,000	9,820,475
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (a)	3,000,000	3,069,810
Series 2008, 5.75% 9/1/25	9,500,000	11,054,580
Series 2011 B, 5% 7/1/41	6,520,000	7,199,840
Series 2011 H:
5.125% 7/1/26	5,500,000	6,027,890
5.5% 7/1/31	7,750,000	8,502,990
Series 2011:
5% 10/1/20	1,215,000	1,423,980
5% 7/1/41	5,000,000	5,500,900
5.25% 10/1/41	5,485,000	5,919,851
Series 2012 J, 5% 7/1/42	7,000,000	7,903,770
Series I, 6.875% 1/1/41	9,000,000	10,214,370
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	11,046,323
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,453,450
5.5% 1/1/22	3,500,000	4,061,015
5.5% 1/1/23 (b)	2,150,000	2,396,906
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Edl. Fing. Auth. Rev.: - continued
Series 2010 B:
4.5% 1/1/16 (b)	$ 855,000	$ 920,664
4.8% 1/1/17 (b)	2,585,000	2,847,378
Massachusetts Fed. Hwy. Series 1998 A, 0% 6/15/15 (Escrowed to Maturity)	1,455,000	1,419,687
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,291,150
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,582,300
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100)	240,000	243,022
Series 2002 E, 5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100)	695,000	718,081
Series 2004 A, 5.5% 8/1/30	2,000,000	2,654,860
Series 2004 B, 5.25% 8/1/22	15,000,000	19,270,500
Series 2005 A, 5% 3/1/18	25,000,000	27,847,750
Series 2006 B, 5.25% 9/1/22	5,360,000	6,902,876
Series 2006 D, 5% 8/1/19	8,990,000	10,395,317
Series 2007 A, 0.936% 5/1/37 (a)	20,250,000	16,266,623
Series 2007 C:
5% 8/1/37	36,375,000	39,255,900
5.25% 8/1/21 (AMBAC Insured)	980,000	1,180,028
5.25% 8/1/22	4,085,000	4,888,928
5.25% 8/1/23	12,960,000	15,423,696
5.25% 8/1/24	6,550,000	7,733,454
5.25% 8/1/25 (FSA Insured)	10,000,000	11,713,400
Series 2008 A:
5% 8/1/20	1,615,000	1,953,924
5% 8/1/22	3,685,000	4,342,662
5% 8/1/24	7,380,000	8,612,091
Series 2009 A:
5% 3/1/29	1,520,000	1,759,172
5% 3/1/39	17,000,000	18,731,280
Series 2009 B:
5% 7/1/24	1,800,000	2,162,556
5% 7/1/30	7,850,000	9,106,864
Series 2011 A:
5% 4/1/26	5,150,000	6,118,355
5% 4/1/28	5,880,000	6,888,714
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2011 B:
5% 8/1/23	$ 5,770,000	$ 6,957,755
5% 8/1/24	1,750,000	2,089,885
Series 2011 D, 5% 10/1/24	7,860,000	9,557,446
Series C, 5.5% 12/1/22	7,000,000	9,192,470
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,202,375
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,314,109
5.75% 7/1/18	1,300,000	1,308,632
5.75% 7/1/19	1,455,000	1,464,152
5.75% 7/1/20	1,240,000	1,247,452
5.75% 7/1/33	3,000,000	3,009,270
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,148,380
5% 10/1/19	3,290,000	3,730,498
5% 10/1/21	3,270,000	3,654,944
5% 10/1/23	2,000,000	2,215,220
5% 10/1/25	5,950,000	6,512,156
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (c)	9,075,000	9,114,567
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,122,280
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,054,570
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,093,422
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,070
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	871,432
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,946,000
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,202,700
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,712,055
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 D:
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,450,000	$ 1,647,940
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,132,880
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,116,144
Series 2008 E1:
5% 7/1/28	2,525,000	2,674,278
5.125% 7/1/33	2,000,000	2,091,660
5.125% 7/1/38	4,040,000	4,194,126
5.375% 7/1/21	10,850,000	12,407,301
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,962,175
5.375% 7/1/24	5,015,000	5,650,200
5.375% 7/1/25	3,500,000	3,910,025
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,157,529
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,233,800
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,214,025
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,233,936
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (FGIC Insured)	5,190,000	5,391,632
5% 8/15/33 (FGIC Insured)	5,000,000	5,107,300
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity)	2,530,000	2,554,769
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,595,440
Series 2008 O, 6% 7/1/36	20,500,000	25,283,880
Series L, 5% 7/1/23	3,990,000	5,168,048
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	690,414
5% 10/1/17	750,000	879,968
5% 10/1/18	500,000	594,130
5% 10/1/20	2,000,000	2,283,000
5% 10/1/22	1,160,000	1,309,512
5% 10/1/27	3,030,000	3,303,427
5% 10/1/28	1,000,000	1,081,860
5% 10/1/33	5,000,000	5,277,250
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 Y1:
5% 10/1/15	$ 1,425,000	$ 1,615,679
5% 10/1/16	1,495,000	1,734,155
5% 10/1/17	1,570,000	1,854,547
5% 10/1/19	1,730,000	2,073,941
Series 2009 Y2:
5% 10/1/16	1,090,000	1,264,367
5% 10/1/17	1,145,000	1,352,520
5% 10/1/18	1,215,000	1,456,736
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/17	1,410,000	1,582,232
5% 7/1/19	1,760,000	1,966,818
5% 7/1/20	2,350,000	2,626,924
5% 7/1/21	1,150,000	1,279,824
5% 7/1/22	1,855,000	2,058,939
Series 2007 G:
5% 7/1/18	1,500,000	1,758,135
5% 7/1/20	1,300,000	1,497,886
5% 7/1/22	1,350,000	1,531,319
5% 7/1/27	7,750,000	8,489,583
5% 7/1/28	5,515,000	6,016,479
Series 2009 I3:
5% 7/1/21	2,300,000	2,721,107
5% 7/1/22	5,000,000	5,861,300
Series 2010 J1, 5% 7/1/39	23,500,000	25,313,495
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	802,872
5.625% 7/1/19	370,000	370,788
5.75% 7/1/29	6,370,000	6,378,472
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	5,091,165
Series J, 5.5% 8/15/17	500,000	613,185
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,500,957
(UMass Worcester Proj.) Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,285,723
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	4,028,608
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Wellesley College Proj.) Series II:
5% 7/1/19	$ 1,975,000	$ 2,076,100
5% 7/1/20	2,075,000	2,179,974
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,055,843
Series 2006 L:
5% 7/1/17	1,000,000	1,180,090
5% 7/1/18	1,000,000	1,173,790
5% 7/1/19	1,695,000	1,964,624
5% 7/1/20	2,410,000	2,782,707
5% 7/1/21	2,535,000	2,903,716
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,975,000	19,818,249
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	2,017,418
5.375% 6/1/30	8,000,000	9,057,760
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,420,660
5% 10/1/18 (FGIC Insured)	1,985,000	2,250,454
5% 10/1/19 (FGIC Insured)	1,350,000	1,522,598
5% 10/1/20 (FGIC Insured)	2,465,000	2,759,099
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,282,000
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (a)	4,000,000	4,073,520
Series 2005 D:
5.25% 7/1/30	3,000,000	2,921,010
5.375% 7/1/35	1,000,000	973,450
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,372,825
Series 2010 H, 5% 7/1/16	1,000,000	1,113,680
Series E, 5% 7/15/27	7,195,000	7,253,423
5% 7/1/17	115,000	120,818
5% 7/1/17 (Pre-Refunded to 7/1/13 @ 100)	1,140,000	1,201,913
5% 7/1/19	130,000	136,436
5% 7/1/19 (Pre-Refunded to 7/1/13 @ 100)	1,260,000	1,328,431
5.125% 7/15/37	20,000,000	20,086,800
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.):
Series 2012 A:
5% 7/1/15	$ 3,500,000	$ 3,938,025
5% 7/1/16	3,700,000	4,268,949
Massachusetts Port Auth. Rev.:
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity)	500,000	504,430
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,092,580
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,225,207
5% 7/1/20	2,505,000	2,609,058
5% 7/1/21	3,000,000	3,116,460
5% 7/1/22	2,000,000	2,074,820
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,877,278
5% 7/1/21 (AMBAC Insured)	5,010,000	5,631,992
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,925,982
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,772,297
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,348,650
Series 2010 A:
5% 7/1/34	2,000,000	2,221,780
5% 7/1/40	12,000,000	13,098,480
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (b)	1,500,000	1,610,460
5% 7/1/19 (FGIC Insured) (b)	1,000,000	1,070,220
5% 7/1/20 (FGIC Insured) (b)	1,560,000	1,658,935
5% 7/1/21 (FGIC Insured) (b)	1,000,000	1,060,040
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	10,000,000	10,712,600
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	7,015,842
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,039,758
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	4,983,700
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	4,962,100
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,480,619
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	5,851,620
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	4,845,300
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	$ 17,000,000	$ 19,190,790
5% 8/15/22	5,540,000	6,215,658
5% 8/15/23	6,000,000	6,721,500
5% 8/15/24	26,600,000	29,752,898
5% 8/15/25	13,275,000	14,825,786
5% 8/15/26	2,000,000	2,230,220
5% 8/15/27	10,000,000	11,134,000
5% 8/15/30	130,060,000	143,925,672
Series 2007 A:
4.5% 8/15/35	8,385,000	8,839,719
4.75% 8/15/32	2,685,000	2,884,361
5% 8/15/17 (AMBAC Insured)	5,000,000	6,001,000
5% 8/15/37	6,605,000	7,161,669
Series 2011 B:
5% 10/15/41	35,000,000	39,222,750
5.25% 10/15/35	12,500,000	14,597,500
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,938,490
Series 2005:
5% 1/1/20 (FGIC Insured)	2,500,000	2,899,200
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,215,130
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,870,240
Massachusetts Spl. Oblig. Rev. Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,198,340
5.5% 6/1/16 (FSA Insured)	3,000,000	3,563,220
5.5% 6/1/18 (FSA Insured)	9,740,000	12,213,668
5.5% 6/1/19	10,000,000	12,730,300
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,755,270
Series 2003 A:
5.25% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	2,075,000	2,176,488
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	2,030,000	2,129,287
5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,295,000	1,358,338
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100)	2,680,000	2,811,079
5.25% 5/1/21 (Pre-Refunded to 5/1/13 @ 100)	1,965,000	2,061,108
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	$ 6,080,000	$ 3,409,178
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,356,982
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,304,117
Series 2006 A:
5% 5/1/31 (Pre-Refunded to 5/1/16 @ 100)	5,000,000	5,843,300
5% 5/1/36 (AMBAC Insured)	9,220,000	9,841,244
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	2,073,682
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,511,696
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,866,634
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,823,490
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,878,042
Series 2009 A:
5.375% 5/1/34	2,150,000	2,448,205
5.5% 5/1/39	7,000,000	7,861,910
5.5% 5/1/49	3,440,000	3,809,594
5.75% 5/1/49	10,000,000	11,227,000
Series 2009 B:
5% 5/1/28	1,000,000	1,157,380
5% 5/1/35	5,500,000	6,156,425
5% 5/1/40	4,625,000	5,088,194
Series 2012 A:
5% 5/1/36	5,000,000	5,645,950
5% 5/1/41	10,000,000	11,193,200
Series 2012 B:
5% 5/1/29	2,000,000	2,346,980
5% 5/1/30	1,870,000	2,182,103
5% 5/1/37	3,075,000	3,452,887
5% 5/1/43	11,125,000	12,442,534
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,160,944
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,040,652
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	16,499,907
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 2,821,770
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,041,908
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,465,797
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	11,738,744
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,717,527
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	331,791
5% 8/1/29	1,765,000	1,885,426
5% 8/1/34	150,000	160,337
5.25% 8/1/15	2,435,000	2,699,758
Series 12:
5% 8/1/19	13,995,000	16,315,371
5% 8/1/20	9,570,000	11,091,821
Series 13:
5% 8/1/19	3,740,000	4,433,022
5% 8/1/20	5,145,000	6,075,473
5% 8/1/21	5,350,000	6,302,728
5% 8/1/22	8,355,000	9,819,715
5% 8/1/23	6,385,000	7,490,307
5% 8/1/24	1,000,000	1,167,620
Series 2004 A:
5.25% 2/1/18	6,300,000	7,763,301
5.25% 8/1/22	6,525,000	8,466,318
5.25% 2/1/23	1,390,000	1,798,285
5.25% 2/1/24	1,170,000	1,517,818
5.25% 8/1/24	3,780,000	4,930,972
Series 4, 5.125% 8/1/14	70,000	70,242
Series 5, 5.25% 8/1/15	75,000	75,261
Series 6:
5.25% 8/1/19	30,000	30,107
5.5% 8/1/30	17,580,000	17,613,754
5.625% 8/1/14	115,000	115,442
5.625% 8/1/15	25,000	25,094
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 6:
5.625% 8/1/16	$ 485,000	$ 486,761
Series 7, 5.25% 2/1/17	2,795,000	2,804,755
Series 8:
5% 8/1/17	110,000	111,161
5% 8/1/20	105,000	106,019
Series 9, 5.25% 8/1/33	595,000	614,754
Series 14:
5% 8/1/25	4,950,000	5,939,307
5% 8/1/32	5,685,000	6,515,749
5% 8/1/38	8,390,000	9,405,274
Series 2010 A, 5% 8/1/21	9,000,000	11,267,640
5% 8/1/21	7,520,000	9,221,776
5% 8/1/22	4,290,000	5,241,179
5% 8/1/23	5,000,000	6,078,250
5% 8/1/24	4,215,000	5,101,667
5% 8/1/25	4,965,000	5,957,305
5% 8/1/26	3,205,000	3,812,283
5% 8/1/27	2,460,000	2,911,631
5% 8/1/28	3,480,000	4,095,960
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity)	265,000	271,371
Series 1998 A:
5.25% 8/1/12	565,000	567,204
5.25% 8/1/13	330,000	331,257
Series A, 5% 8/1/15 (Escrowed to Maturity)	950,000	1,087,731
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	21,960,000	26,746,841
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,701,705
5.5% 8/1/16 (FSA Insured)	1,425,000	1,701,293
Series 2002 J, 5.5% 8/1/20	1,000,000	1,280,520
Series 2005 A:
5.25% 8/1/21	12,645,000	15,083,968
5.25% 8/1/24	9,000,000	10,665,900
Series 2006 A, 5% 8/1/41	9,000,000	9,741,780
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,313,400
5% 8/1/25 (FSA Insured)	2,000,000	2,293,660
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2007 A:
5% 8/1/26 (FSA Insured)	$ 2,000,000	$ 2,283,860
5% 8/1/27 (FSA Insured)	2,000,000	2,274,120
5% 8/1/28 (FSA Insured)	2,000,000	2,264,420
Series 2009 A:
5% 8/1/34	6,350,000	7,083,552
5% 8/1/39	8,360,000	9,212,051
Series 2009 B, 5% 8/1/22	2,540,000	3,062,859
Series 2011 B, 5% 8/1/41	16,000,000	17,880,800
Series 2011 C:
5% 8/1/24	16,000,000	19,459,680
5% 8/1/25	14,235,000	17,207,837
5.25% 8/1/42	8,425,000	9,666,508
Series 2012 A, 5% 8/1/37	8,000,000	9,062,080
Series J, 5% 8/1/42	100,000	100,427
Monson Gen. Oblig.:
5.25% 5/15/17	2,120,000	2,144,804
5.25% 5/15/19	2,335,000	2,362,320
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,067,620
5.25% 5/15/22	2,985,000	3,019,925
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,674,268
5% 4/1/20	1,840,000	2,263,973
5% 4/1/21	1,915,000	2,318,452
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,254,599
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,015,790
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,689,741
4% 3/1/16	3,355,000	3,725,325
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,499,047
5% 5/15/25	1,150,000	1,348,939
5% 10/15/15	500,000	573,525
5% 10/15/16	1,675,000	1,981,140
5% 10/15/17	1,665,000	2,014,434
5% 10/15/19	500,000	625,315
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,262,816
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Reading Gen. Oblig.: - continued
5% 9/1/18 (AMBAC Insured)	$ 1,090,000	$ 1,168,949
5% 9/1/19 (AMBAC Insured)	1,085,000	1,160,006
Series 2012:
5% 2/1/20	1,165,000	1,445,695
5% 2/1/22	1,245,000	1,557,893
5% 2/1/23	1,185,000	1,493,159
5% 3/15/20 (Pre-Refunded to 3/15/14 @ 100)	2,100,000	2,282,343
5% 3/15/21 (Pre-Refunded to 3/15/14 @ 100)	2,190,000	2,380,158
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	576,460
5% 4/1/39	2,000,000	2,137,080
5.5% 4/1/27	2,510,000	2,904,070
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,576,759
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,393,983
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,946,091
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,231,405
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,126,680
5% 8/1/16 (FSA Insured)	8,000,000	9,268,560
5% 8/1/17 (FSA Insured)	5,000,000	5,866,050
5% 8/1/18 (FSA Insured)	7,210,000	8,361,293
5.75% 8/1/14 (FSA Insured)	4,000,000	4,454,720
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,203,700
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,197,740
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,191,820
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,657,380
5% 12/1/16	2,340,000	2,715,640
5% 12/1/17	1,965,000	2,320,115
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,433,412
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,079,082
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,680,820
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 310,000	$ 310,893
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,970
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,770
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,815
		2,289,279,317
Puerto Rico - 3.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,089,130
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,971,660
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18 (Pre-Refunded to 7/1/13 @ 100)	3,500,000	3,700,235
5.25% 7/1/18 (Pre-Refunded to 7/1/13 @ 100)	2,500,000	2,644,525
Series 2006 A:
4.425% 7/1/21 (FGIC Insured) (a)	5,400,000	4,985,334
5.25% 7/1/26	3,000,000	3,116,610
5.25% 7/1/30	1,960,000	2,026,366
Series 2006 B, 5.25% 7/1/32	1,000,000	1,033,470
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,964,560
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,882,438
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	3,425,035
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	47,350,000	9,203,893
0% 8/1/42 (FGIC Insured)	6,220,000	1,136,518
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	318,969
0% 8/1/47 (AMBAC Insured)	48,100,000	6,455,982
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2009 A:
6% 8/1/42	$ 3,800,000	$ 4,258,394
6.5% 8/1/44	5,345,000	6,210,623
Series 2010 A, 0% 8/1/33	28,950,000	8,881,571
Series 2011 C:
0% 8/1/39	43,460,000	9,832,390
0% 8/1/41	6,775,000	1,366,518
		86,504,221
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/13	700,000	728,966
5.25% 10/1/16	750,000	803,595
Series 2009 A, 6.75% 10/1/37	4,000,000	4,510,640
Series 2009 A1, 5% 10/1/39	1,500,000	1,521,255
Series 2009 B, 5% 10/1/25	2,800,000	2,974,272
		10,538,728
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $2,220,318,815)	2,392,408,782
NET OTHER ASSETS (LIABILITIES) - 1.7%	40,888,765
NET ASSETS - 100%	$ 2,433,297,547
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,114,567 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 8,511,715
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,220,205,191. Net unrealized appreciation aggregated $172,203,591, of which $178,868,174 related to appreciated investment securities and $6,664,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2012

1.800350.108

SMA-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.2%
	Principal Amount	Value
Massachusetts - 67.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	$ 53,100,000	$ 53,100,000
Series ROC II R 11933, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000,000	4,000,000
Series 2008 A1, 0.23% 5/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	16,210,000	16,210,000
Series 2008 A2, 0.23% 5/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,500,000	1,500,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.25% 5/7/12, LOC Citibank NA, VRDN (b)	17,150,000	17,150,000
Series 2010 A2, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (b)	6,100,000	6,100,000
Series 2010 A3, 0.25% 5/7/12, LOC Bank of America NA, VRDN (b)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.26% 5/7/12, LOC Freddie Mac, VRDN (b)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.25% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
(Babson College Proj.) Series 2008 A, 0.23% 5/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	19,105,000	19,105,000
(Boston Univ. Proj.) Series U-6C, 0.24% 5/1/12, LOC JPMorgan Chase Bank, VRDN (b)	8,450,000	8,450,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.25% 5/7/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,800,000	3,800,000
(City Year Proj.) Series 2006, 0.43% 5/7/12, LOC Bank of America NA, VRDN (b)	8,215,000	8,215,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
(Fay School Proj.) Series 2008, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	5,350,000	5,350,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.24% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.36% 5/7/12, LOC Bank of America NA, VRDN (b)	2,200,000	2,200,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.34% 5/7/12, LOC Bank of America NA, VRDN (b)	12,480,000	12,480,000
(ISO New England, Inc. Proj.) Series 2005, 0.22% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	6,800,000	6,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.32% 5/7/12, LOC Bank of America NA, VRDN (b)	$ 1,500,000	$ 1,500,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.39% 5/1/12, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.27% 5/7/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,450,000	4,450,000
(Olin College Proj.):
Series 2008 C2, 0.25% 5/1/12, LOC RBS Citizens NA, VRDN (b)	3,400,000	3,400,000
Series 2008 C3, 0.25% 5/1/12, LOC RBS Citizens NA, VRDN (b)	3,635,000	3,635,000
(Smith College Proj.):
Series 2001, 0.22% 5/7/12, VRDN (b)	1,171,000	1,171,000
Series 2007, 0.33% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	16,300,000	16,300,000
(Williston Northampton School Proj.) Series 2010, 0.34% 5/7/12, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.22% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	23,740,000	23,740,000
Participating VRDN Series ROC II R 11999X, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,985,000	1,985,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 0.22% 5/1/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,600,000	5,600,000
Participating VRDN:
Series Clipper 07 06, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	17,900,000	17,900,000
Series Clipper 07 39, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	29,900,000	29,900,000
Series EGL 07 0149, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	8,700,000	8,700,000
Series Merlots 2008-C54, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,900,000	1,900,000
Series MT 723, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (b)(e)	5,100,000	5,100,000
Series Putters 3699, 0.26% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,400,000	4,400,000
Series Putters 3898, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500,000	3,500,000
Series 2001 C, 0.23% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,100,000	2,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2006 B, 0.3% 5/1/12 (Liquidity Facility Bank of America NA), VRDN (b)	$ 3,975,000	$ 3,975,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.22% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,600,000	10,600,000
Series 2009 J2, 0.24% 5/1/12, LOC JPMorgan Chase Bank, VRDN (b)	2,000,000	2,000,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	17,000,000	17,000,000
Series 2010 N4, 0.26% 5/1/12, LOC JPMorgan Chase Bank, VRDN (b)	1,200,000	1,200,000
(Endicott College Proj.) Series 2004 D, 0.32% 5/7/12, LOC Bank of America NA, VRDN (b)	3,400,000	3,400,000
(Fairview Extended Care Proj.) Series B, 0.34% 5/7/12, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
(Harvard Univ. Proj.) Series R, 0.22% 5/1/12, VRDN (b)	5,800,000	5,800,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (b)	29,280,000	29,280,000
(Home for Little Wanderers Proj.) Series B, 0.26% 5/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	3,145,000	3,145,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.23% 5/7/12, VRDN (b)	1,200,000	1,200,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,500,000	9,500,000
(Peabody Essex Museum Proj.) Series 2002, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	12,845,000	12,845,000
(Stonehill College Proj.) Series 2008 K, 0.29% 5/1/12, LOC Bank of America NA, VRDN (b)	1,500,000	1,500,000
(The Henry Heywood Memorial Hosp. Issue Proj.) Series 2009 C, 0.25% 5/1/12, LOC TD Banknorth, NA, VRDN (b)	2,785,000	2,785,000
(Williams College Proj.):
Series I, 0.21% 5/7/12, VRDN (b)	5,279,000	5,279,000
Series J, 0.19% 5/7/12, VRDN (b)	2,000,000	2,000,000
Participating VRDN:
Series BA 08 1056, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (b)(e)	3,310,000	3,310,000
Series BA 08 3320, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (b)(e)	6,190,000	6,190,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN: - continued
Series BA 08 3503, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 5,550,000	$ 5,550,000
Series BBT 08 54, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300,000	6,300,000
Series BBT 08 56, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,500,000	3,500,000
Series BC 10 20W, 0.23% 5/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,400,000	1,400,000
Series Clipper 07 08, 0.25% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	4,200,000	4,200,000
Series Putters 3163, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,655,000	5,655,000
Series Putters 3529, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,000,000	10,000,000
Series Putters 3530, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,495,000	11,495,000
Series Putters 3650, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,200,000	3,200,000
Series ROC II R 11913, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,295,000	2,295,000
Series B, 0.28% 5/7/12, LOC RBS Citizens NA, VRDN (b)	6,790,000	6,790,000
Massachusetts Health & Educational Facilities Auth. Rev. (Mount Ida College Proj.) Series 2007 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	4,900,000	4,900,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.35% 5/7/12, LOC Bank of America NA, VRDN (b)	5,480,000	5,480,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,300,000	9,300,000
Series 2008 A, 0.24% 5/7/12, LOC Bank of America NA, VRDN (b)	11,500,000	11,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.27% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,115,000	5,115,000
Series EGL 07 0033, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	19,800,000	19,800,000
Series EGL 07 0067, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	19,100,000	19,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0092, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 14,700,000	$ 14,700,000
Series Putters 1052Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,995,000	2,995,000
Series Putters 1920, 0.27% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,985,000	7,985,000
Series Putters 2479Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500,000	3,500,000
Series Putters 2857, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,545,000	15,545,000
Series ROC II R 12254, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,900,000	4,900,000
Series WF 11 124C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,835,000	4,835,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	12,430,000	12,430,000
Series PT 4644, 0.45% 5/7/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	3,080,000	3,080,000
Series Putters 2847, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0097, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	15,345,000	15,345,000
Series ROC II R 11968, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,400,000	1,400,000
Series WF 09 67C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,675,000	3,675,000
Series 2002 C, 0.27% 5/1/12, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,200,000	1,200,000
Series 2008 B, 0.32% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	22,500,000	22,500,000
Series 2008 E, 0.24% 5/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,965,000	2,965,000
Series 2008 F, 0.18% 5/7/12 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	15,500,000	15,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 32, 0.23% 5/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	$ 12,700,000	$ 12,700,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.29% 5/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)	68,945,000	68,945,000
		814,030,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (La Salle Univ. Proj.) Series 2007 B, 0.26% 5/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000,000	1,000,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.26% 5/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	830,000	830,000
		1,830,000
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.21% 5/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	4,100,000	4,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.25% 5/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	3,870,000	3,870,000
		7,970,000
TOTAL VARIABLE RATE DEMAND NOTE		823,830,000
Other Municipal Debt - 17.9%

Massachusetts - 17.9%
Arlington Gen. Oblig. BAN 0.75% 11/15/12	6,120,664	6,140,434
Auburn Gen. Oblig. BAN 1.5% 1/25/13	2,043,540	2,062,226
Boston Gen. Oblig. Bonds Series 2009 C, 3% 2/1/13	1,000,000	1,021,023
Chatham Gen. Oblig. BAN:
1.25% 6/29/12	3,200,000	3,205,360
1.5% 6/29/12	10,200,000	10,220,659
Danvers Gen. Oblig. BAN 1.75% 7/6/12 (a)	4,750,000	4,761,638
Gloucester Gen. Oblig. BAN Series A, 1.5% 9/14/12	5,089,500	5,110,779
Hanover Gen. Oblig. BAN 1% 9/14/12	2,500,000	2,507,444
Massachusetts Dev. Fin. Agcy. Series 2001, 0.19% 8/2/12, LOC TD Banknorth, NA, CP	2,300,000	2,300,000
Massachusetts Dev. Fin. Agcy. Rev. Series 2001, 0.14% 8/9/12, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 5.5% 11/1/12	$ 4,455,000	$ 4,571,783
Series 2002 C, 5.5% 11/1/12	2,600,000	2,668,361
Series 2004 A, 5% 8/1/12	2,155,000	2,180,720
Series 2005 C, 5% 9/1/12	865,000	878,611
Series 2008 A, 5% 9/1/12	2,170,000	2,204,787
Series 2010 A, 0.63% 2/1/13 (b)	1,000,000	1,000,821
Series 2011 B, 4% 10/1/12	10,600,000	10,767,674
Series 2012 A, 0.22% 9/1/12 (b)	4,800,000	4,799,501
RAN Series 2011 B, 2% 5/31/12	42,300,000	42,363,983
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.13% tender 8/9/12, CP mode	5,000,000	5,000,000
0.14% tender 5/10/12, CP mode	2,000,000	2,000,000
Series 2008 H2:
0.1% tender 5/3/12, CP mode	18,000,000	18,000,000
0.14% tender 7/16/12, CP mode	7,020,000	7,020,000
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (b)	1,125,000	1,145,296
Series 2008 S, 3.5% 10/1/12	1,000,000	1,012,715
Series 2010 A, 5% 10/1/12	1,250,000	1,274,599
Series FF, 5% 7/15/12	2,125,000	2,146,064
Series Z, 5.75% 1/15/13	1,425,000	1,481,020
Series EE:
0.11% 5/1/12, CP	1,550,000	1,550,000
0.11% 5/9/12, CP	1,550,000	1,550,000
0.15% 5/18/12, CP	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.4% tender 5/2/12, CP mode	3,700,000	3,700,000
Series 1993 B, 0.5% tender 5/23/12, CP mode	1,530,000	1,530,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear #3 Proj.) Series 2012 A, 4% 7/1/12	5,035,000	5,065,929
Massachusetts Port Auth. Rev. Series 2003 A, 0.14% 5/9/12, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2009 A, 4% 5/15/12	3,200,000	3,204,657
Series 2011 B, 2% 10/15/12	10,055,000	10,136,201
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.9% tender 5/11/12, CP mode	$ 700,000	$ 700,000
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 10, 5% 8/1/12	2,120,000	2,145,262
Series 2002 A, 5% 8/1/12	1,750,000	1,770,978
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999, 0.16% 8/15/12, LOC State Street Bank & Trust Co., Boston, CP	5,000,000	5,000,000
Middleton Gen. Oblig. BAN 1.5% 8/17/12	3,250,000	3,262,064
Plymouth Gen. Oblig. BAN 1.5% 5/8/13 (a)	4,200,000	4,254,852
Scituate Gen. Oblig. BAN 1.75% 11/16/12	2,186,479	2,202,700
Walpole Gen. Oblig. BAN 1.75% 11/29/12	3,060,000	3,084,176
Waltham Gen. Oblig. Bonds 3% 2/1/13	1,948,000	1,989,017
Woburn Gen. Oblig. BAN 1.5% 10/26/12	2,000,000	2,011,335
TOTAL OTHER MUNICIPAL DEBT		216,399,669
Investment Company - 14.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.25% (c)(d)	179,078,389	179,078,389
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,219,308,058)		1,219,308,058
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,699,112)
NET ASSETS - 100%		$ 1,208,608,946
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 74,058
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2012, the cost of investment securities for income tax purposes was $1,219,308,058.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012